UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

FORM N-Q

JULY 31, 2017

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.3%
Bosch Ltd.	24	$9,063
Cheng Shin Rubber Industry Co., Ltd.	8,000	16,188
Hyundai Mobis Co., Ltd.	70	15,388
Motherson Sumi Systems Ltd.	2,631	13,329	*

Total Auto Components		53,968

Automobiles - 2.9%
Bajaj Auto Ltd.	229	10,038
Brilliance China Automotive Holdings Ltd.	8,000	20,259
BYD Co., Ltd., Class H Shares	2,000	12,470
Dongfeng Motor Group Co., Ltd., Class H Shares	8,000	9,802
Ford Otomotiv Sanayi AS	2,037	26,046
Geely Automobile Holdings Ltd.	10,000	23,122
Great Wall Motor Co., Ltd., Class H Shares	8,000	10,263
Guangzhou Automobile Group Co., Ltd., Class H Shares	8,000	17,186
Hero MotoCorp Ltd.	153	8,724
Hyundai Motor Co.	74	9,589
Kia Motors Corp.	297	9,714
Mahindra & Mahindra Ltd.	855	18,739
Maruti Suzuki India Ltd.	230	27,768
PT Astra International Tbk	303,900	181,898
Tata Motors Ltd.	3,207	22,211	*
Tata Motors Ltd., Class A Shares	1,788	7,262	*
Tofas Turk Otomobil Fabrikasi AS	2,949	25,892
UMW Holdings Berhad	7,200	9,804	*

Total Automobiles		450,787

Diversified Consumer Services - 0.3%
Kroton Educacional SA	3,486	16,858
New Oriental Education & Technology Group Inc., ADR	200	15,932	*
TAL Education Group, ADR	101	15,834

Total Diversified Consumer Services		48,624

Hotels, Restaurants & Leisure - 2.0%
Genting Berhad	36,600	83,090
Genting Malaysia Berhad	43,000	60,259
Minor International PCL	54,600	69,324	(a)
OPAP SA	5,768	66,370
Yum China Holdings Inc.	804	28,775	*

Total Hotels, Restaurants & Leisure		307,818

Household Durables - 0.5%
Arcelik AS	7,047	52,061
Haier Electronics Group Co., Ltd.	6,000	15,479
Steinhoff International Holdings NV	3,494	17,498

Total Household Durables		85,038

Internet & Direct Marketing Retail - 0.8%
Ctrip.com International Ltd., ADR	800	47,784	*
JD.com Inc., ADR	1,400	63,238	*
Vipshop Holdings Ltd., ADR	1,000	12,300	*

Total Internet & Direct Marketing Retail		123,322

Leisure Products - 0.1%
Giant Manufacturing Co., Ltd.	2,000	9,869

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Media - 2.2%
Astro Malaysia Holdings Berhad	22,300	$13,438
BEC World PCL	13,200	7,338
BEC World PCL	13,100	7,283	(a)
Cyfrowy Polsat SA	4,979	35,448
Grupo Televisa SA	20,563	109,685
Naspers Ltd.	619	136,611
PT Media Nusantara Citra Tbk	67,500	9,119
PT Surya Citra Media Tbk	78,200	13,851
Zee Entertainment Enterprises Ltd.	1,069	8,998

Total Media		341,771

Multiline Retail - 1.5%
El Puerto de Liverpool SAB de CV, Class C1 Shares	1,386	12,457
Lojas Renner SA	2,355	22,129
PT Matahari Department Store Tbk	41,700	39,669
Robinson PCL	15,500	27,132	(a)
S.A.C.I. Falabella	13,332	123,170
Woolworths Holdings Ltd.	1,762	8,423

Total Multiline Retail		232,980

Specialty Retail - 0.7%
FF Group	894	21,431	*
Home Product Center PCL	63,100	18,773
Home Product Center PCL	62,500	18,594	(a)
Hotai Motor Co., Ltd.	1,000	12,154
JUMBO SA	2,229	37,337

Total Specialty Retail		108,289

Textiles, Apparel & Luxury Goods - 1.0%
ANTA Sports Products Ltd.	4,000	13,725
CCC SA	496	33,658
Eclat Textile Co., Ltd.	1,020	11,738
Feng Tay Enterprise Co., Ltd.	2,120	9,092
LPP SA	27	52,562
Pou Chen Corp.	10,000	13,512
Shenzhou International Group Holdings Ltd.	2,000	13,379

Total Textiles, Apparel & Luxury Goods		147,666

TOTAL CONSUMER DISCRETIONARY		1,910,132

CONSUMER STAPLES - 10.7%
Beverages - 1.2%
Ambev SA	4,711	28,930
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,253	24,943
China Resources Beer Holdings Co., Ltd.	16,000	40,436
Coca-Cola Icecek AS	1,523	18,392
Compania Cervecerias Unidas SA	747	9,957
Fomento Economico Mexicano SAB de CV	3,560	35,897
Tsingtao Brewery Co., Ltd., Class H Shares	4,000	17,156
United Spirits Ltd.	267	10,545	*

Total Beverages		186,256

Food & Staples Retailing - 3.3%
Bid Corp., Ltd.	2,293	55,040
BIM Birlesik Magazalar AS	3,315	64,617
Cencosud SA	9,035	25,718
CP ALL PCL	34,200	62,436
CP ALL PCL	11,400	20,812	(a)
Magnit PJSC, Registered Shares, GDR	3,759	137,955
Massmart Holdings Ltd.	1,214	10,193
Pick n Pay Stores Ltd.	2,505	12,053
President Chain Store Corp.	5,000	42,390
Shoprite Holdings Ltd.	2,534	38,779
Spar Group Ltd.	1,710	21,429
Sun Art Retail Group Ltd.	20,000	16,311
Wal-Mart de Mexico SAB de CV	7,080	16,385

Total Food & Staples Retailing		524,118

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Food Products - 3.5%
Charoen Pokphand Foods PCL	19,400	$14,342
Charoen Pokphand Foods PCL	3,300	2,440	(a)
China Huishan Dairy Holdings Co., Ltd.	25,000	0	(a)(b)(c)
China Mengniu Dairy Co., Ltd.	22,000	42,869
CJ CheilJedang Corp.	32	10,580
Felda Global Ventures Holdings Berhad	23,100	8,794
Genting Plantations Berhad	4,000	10,015
Gruma SA de CV, Class B Shares	713	9,831
Grupo Bimbo SAB de CV, Series A Shares	4,822	12,127
IOI Corp. Berhad	34,600	36,123
Kuala Lumpur Kepong Berhad	8,400	48,656
Nestle India Ltd.	78	8,225
Orion Corp.	105	7,703	*
Orion Holdings Corp.	54	1,332
Pioneer Foods Group Ltd.	900	9,571
PPB Group Berhad	7,400	29,140
PT Charoen Pokphand Indonesia Tbk	98,400	19,718
PT Indofood CBP Sukses Makmur Tbk	28,100	17,610
PT Indofood Sukses Makmur Tbk	74,600	46,891
Standard Foods Corp.	4,220	11,236
Thai Union Group PCL	14,200	8,663
Thai Union Group PCL, Class F Shares	14,100	8,602	(a)
Tiger Brands Ltd.	1,041	31,557
Tingyi (Cayman Islands) Holding Corp.	16,000	20,382
Ulker Biskuvi Sanayi AS	3,074	18,552
Uni-President Enterprises Corp.	38,000	72,739
Want Want China Holdings Ltd.	56,000	37,855

Total Food Products		545,553

Household Products - 0.9%
Hindustan Unilever Ltd.	1,954	35,345
Kimberly-Clark de Mexico SAB de CV, Class A Shares	5,023	10,101
PT Unilever Indonesia Tbk	24,500	90,008

Total Household Products		135,454

Personal Products - 0.7%
Amorepacific Corp.	39	9,880
Dabur India Ltd.	1,738	8,372
Godrej Consumer Products Ltd.	872	14,092
Hengan International Group Co., Ltd.	7,000	53,413
LG Household & Health Care Ltd.	12	10,627
Marico Ltd.	1,770	9,189

Total Personal Products		105,573

Tobacco - 1.1%
British American Tobacco (Malaysia) Berhad	2,000	20,553
ITC Ltd.	10,017	44,541
KT&G Corp.	190	19,356
PT Gudang Garam Tbk	8,400	47,977
PT Hanjaya Mandala Sampoerna Tbk	160,400	42,736

Total Tobacco		175,163

TOTAL CONSUMER STAPLES		1,672,117

ENERGY - 7.9%
Energy Equipment & Services - 0.7%
Dialog Group Berhad	115,800	52,200
Sapura Energy Berhad	158,300	56,938
UMW Oil & Gas Corp. Berhad	7,424	520	*

Total Energy Equipment & Services		109,658

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 7.2%
Bharat Petroleum Corp., Ltd.	1,637	$12,015
China Petroleum & Chemical Corp., Class H Shares	88,000	66,810
China Shenhua Energy Co., Ltd., Class H Shares	10,000	24,914
CNOOC Ltd.	56,000	62,662
Coal India Ltd.	2,841	11,056
Formosa Petrochemical Corp.	14,000	49,146
Gazprom PJSC	18,609	36,757	*
Grupa Lotos SA	1,027	13,858	*
GS Holdings Corp.	321	21,629
Hindustan Petroleum Corp., Ltd.	1,817	10,842
Kunlun Energy Co., Ltd.	12,000	11,968
Lukoil PJSC	711	33,695	*
MOL Magyar Olaj-es Gazipari RT	1,398	120,997
Novatek PJSC, Registered Shares, GDR	86	8,996
Oil & Natural Gas Corp., Ltd.	5,756	15,164
PetroChina Co., Ltd., Class H Shares	68,000	43,791
Petroleo Brasileiro SA	3,073	13,599	*
Petronas Dagangan Berhad	9,800	54,430
Polski Koncern Naftowy Orlen SA	2,697	79,768
Polskie Gornictwo Naftowe i Gazownictwo SA	18,291	33,980
PT Adaro Energy Tbk	115,800	15,514
PT United Tractors Tbk	13,800	31,175
PTT Exploration and Production PCL	3,400	8,991
PTT Exploration and Production PCL	3,400	8,991	(a)
PTT PCL	1,900	22,154
PTT PCL	600	6,996	(a)
Reliance Industries Ltd.	3,374	84,964
Rosneft Oil Co.	2,240	11,670	*
S-Oil Corp.	109	11,348
SK Innovation Co., Ltd.	224	35,330
Tatneft	3,375	22,153	*
Thai Oil PCL	2,800	7,215
Thai Oil PCL	2,800	7,215	(a)
Tupras-Turkiye Petrol Rafinerileri AS	3,858	118,831
Ultrapar Participacoes SA	484	11,486

Total Oil, Gas & Consumable Fuels		1,130,110

TOTAL ENERGY		1,239,768

FINANCIALS - 15.6%
Banks - 12.7%
Agricultural Bank of China Ltd., Class H Shares	22,000	10,281
Akbank TAS	10,749	31,948
AMMB Holdings Berhad	10,800	12,486
Axis Bank Ltd.	1,752	14,215
Banco de Chile	221,475	32,039
Banco de Credito e Inversiones	325	19,614
Banco Santander Chile	261,000	18,505
Bangkok Bank PCL, Registered Shares	2,190	12,142
Bank of China Ltd., Class H Shares	42,000	20,702

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Banks - (continued)
Bank of the Philippine Islands	4,840	$10,033
Bank Pekao SA	765	27,190
Bank Zachodni WBK SA	153	16,171
Barclays Africa Group Ltd.	767	8,416
BDO Unibank Inc.	22,900	57,137
China Construction Bank Corp., Class H Shares	54,000	44,938
China Merchants Bank Co., Ltd., Class H Shares	4,000	13,161
CIMB Group Holdings Berhad	17,700	27,078
Commercial International Bank	18,226	84,034
Credicorp Ltd.	284	52,580
CTBC Financial Holding Co., Ltd.	23,880	15,342
Grupo Financiero Banorte SAB de CV, Class O Shares	11,079	73,428
Grupo Financiero Inbursa SAB de CV, Class O Shares	7,088	12,737
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	5,509	11,298
Hana Financial Group Inc.	402	18,321
Hong Leong Bank Berhad	3,800	13,934
ICICI Bank Ltd.	4,128	19,485
Industrial & Commercial Bank of China Ltd., Class H Shares	52,000	36,416
Itau CorpBanca	1,781,177	16,886
Kasikornbank PCL	8,400	49,981
Kasikornbank PCL	6,000	34,709
KB Financial Group Inc.	396	21,020
Komercni Banka AS	1,821	78,540
Krung Thai Bank PCL	7,900	4,297
Krung Thai Bank PCL	7,800	4,243	(a)
Malayan Banking Berhad	18,700	41,667
mBank SA	121	15,311	*
Mega Financial Holding Co., Ltd.	18,000	15,231
Metropolitan Bank & Trust Co.	8,170	14,086
Moneta Money Bank AS	10,778	38,840
Nedbank Group Ltd.	741	12,318
OTP Bank PLC	3,684	137,121
Powszechna Kasa Oszczednosci Bank Polski SA	4,338	44,433	*
PT Bank Central Asia Tbk	70,700	99,226
PT Bank Danamon Indonesia Tbk	31,100	13,305
PT Bank Mandiri (Persero) Tbk	66,800	68,434
PT Bank Negara Indonesia (Persero) Tbk	48,600	27,174
PT Bank Rakyat Indonesia (Persero) Tbk	79,400	88,047
Public Bank Berhad	15,500	73,418
Sberbank of Russia PJSC	37,578	104,205	*
Shinhan Financial Group Co., Ltd.	561	26,670
Siam Commercial Bank PCL	8,200	36,224
Siam Commercial Bank PCL	5,500	24,296	(a)
Standard Bank Group Ltd.	3,378	41,968
State Bank of India	3,596	17,534
Turkiye Garanti Bankasi AS	12,012	35,974
Turkiye Halk Bankasi AS	4,836	20,735
Turkiye Is Bankasi, Class C Shares	5,943	12,783
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	6,707	13,416
VTB Bank PJSC	25,325,567	25,300	*
Yes Bank Ltd.	420	11,863

Total Banks		1,982,886

Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	1,762	11,578
Egyptian Financial Group-Hermes Holding Co.	9,558	11,871
Moscow Exchange MICEX-RTS PJSC	10,493	18,894	*

Total Capital Markets		42,343

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Consumer Finance - 0.1%
Gentera SAB de CV	5,145	$7,803
Shriram Transport Finance Co., Ltd.	565	9,010

Total Consumer Finance		16,813

Diversified Financial Services - 1.2%
Aditya Birla Capital Ltd.	855	2,064	*(a)
Ayala Corp.	2,820	48,341
FirstRand Ltd.	5,620	22,115
Fubon Financial Holding Co., Ltd.	8,000	12,426
Grupo de Inversiones Suramericana SA	1,483	20,868
GT Capital Holdings Inc.	1,070	25,722
Haci Omer Sabanci Holding AS	6,532	20,064
Metro Pacific Investments Corp.	166,600	22,418
Remgro Ltd.	988	16,025

Total Diversified Financial Services		190,043

Insurance - 0.9%
Cathay Financial Holding Co., Ltd.	6,000	9,776
China Life Insurance Co., Ltd., Class H Shares	4,000	12,675
China Pacific Insurance (Group) Co., Ltd., Class H Shares	2,800	12,367
Discovery Ltd.	1,201	12,787
Ping An Insurance Group Co. of China Ltd., Class H Shares	3,000	22,257
Powszechny Zaklad Ubezpieczen SA	2,262	27,862
Samsung Fire & Marine Insurance Co., Ltd.	50	13,047
Samsung Life Insurance Co., Ltd.	121	13,570
Sanlam Ltd.	3,176	15,990

Total Insurance		140,331

Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp., Ltd.	1,944	54,167

TOTAL FINANCIALS		2,426,583

HEALTH CARE - 5.3%
Biotechnology - 0.7%
3SBio Inc.	14,000	17,565	*
Celltrion Inc.	733	71,070	*
Medy-Tox Inc.	35	18,491

Total Biotechnology		107,126

Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares	16,000	12,905

Health Care Providers & Services - 1.0%
Apollo Hospitals Enterprise Ltd.	532	10,435	*
Life Healthcare Group Holdings Ltd.	16,803	32,258
Netcare Ltd.	14,236	26,519
Qualicorp SA	1,300	13,674
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	10,200	27,032
Sinopharm Group Co., Ltd., Class H Shares	12,400	51,992

Total Health Care Providers & Services		161,910

Health Care Technology - 0.1%
Alibaba Health Information Technology Ltd.	36,000	17,145	*

Life Sciences Tools & Services - 0.2%
Samsung Biologics Co., Ltd.	132	32,084	*

Pharmaceuticals - 3.2%
Aspen Pharmacare Holdings Ltd.	4,862	101,920
Aurobindo Pharma Ltd.	946	10,597
Cadila Healthcare Ltd.	1,424	12,087
China Medical System Holdings Ltd.	16,000	27,326
Cipla Ltd.	1,384	12,122
CSPC Pharmaceutical Group Ltd.	40,000	62,375
Dr. Reddy’s Laboratories Ltd.	476	17,629
Glenmark Pharmaceuticals Ltd.	876	9,509
Hanmi Pharm. Co., Ltd.	56	18,416	*
Hanmi Science Co., Ltd.	197	14,664	*
Hypermarcas SA	1,300	11,669
Lupin Ltd.	1,571	25,248
Piramal Enterprises Ltd.	458	21,090
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	7,000	25,631
Sihuan Pharmaceutical Holdings Group Ltd.	32,000	13,479
Sino Biopharmaceutical Ltd.	45,000	39,753
Sun Pharmaceutical Industries Ltd.	6,049	49,985
Yuhan Corp.	84	17,753

Total Pharmaceuticals		491,253

TOTAL HEALTH CARE		822,423

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,994	$13,632
Embraer SA	3,552	17,963

Total Aerospace & Defense		31,595

Airlines - 0.6%
AirAsia Berhad	15,300	11,542
China Airlines Ltd.	34,000	10,449
EVA Airways Corp.	25,600	12,420
Latam Airlines Group SA	3,098	36,397
Turk Hava Yollari Anonim Ortakligi	7,903	19,829	*

Total Airlines		90,637

Commercial Services & Supplies - 0.1%
China Everbright International Ltd.	8,000	10,447

Construction & Engineering - 0.9%
China Communications Construction Co., Ltd., Class H Shares	16,000	21,345
China Railway Construction Corp. Ltd., Class H Shares	6,000	7,927
China Railway Group Ltd., Class H Shares	20,000	15,927
China State Construction International Holdings Ltd.	8,000	12,926
Gamuda Berhad	14,700	18,197
IJM Corp. Berhad	26,900	21,801
Larsen & Toubro Ltd.	2,391	44,472

Total Construction & Engineering		142,595

Electrical Equipment - 0.3%
Bharat Heavy Electricals Ltd.	5,850	13,205
Havells India Ltd.	1,671	12,318
Teco Electric & Machinery Co., Ltd.	12,000	11,306
Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares	2,000	9,525

Total Electrical Equipment		46,354

Industrial Conglomerates - 4.0%
Aboitiz Equity Ventures Inc.	25,070	37,734
Alfa SAB de CV, Class A Shares	19,790	27,469
Alliance Global Group Inc.	56,700	16,136
Beijing Enterprises Holdings Ltd.	2,000	10,626
Bidvest Group Ltd.	12,590	160,199
CITIC Ltd.	16,000	24,335
DMCI Holdings Inc.	45,200	14,422
Far Eastern New Century Corp.	23,000	18,928
Fosun International Ltd.	12,000	18,190
Grupo Carso SA de CV, Series A1 Shares	2,558	10,685
Hap Seng Consolidated Berhad	5,200	11,052
JG Summit Holdings Inc.	35,920	56,592
Koc Holding AS	10,968	51,048
LG Corp.	189	12,735
Samsung C&T Corp.	117	14,533
Siemens Ltd.	567	12,801
Sime Darby Berhad	22,900	50,544
SK Holdings Co., Ltd.	58	14,072
SM Investments Corp.	3,345	53,496
Turkiye Sise ve Cam Fabrikalari AS	8,750	11,188

Total Industrial Conglomerates		626,785

Machinery - 0.6%
Ashok Leyland Ltd.	9,292	15,810
China Conch Venture Holdings Ltd.	5,000	9,295
CRRC Corp. Ltd., Class H Shares	12,000	10,724
Eicher Motors Ltd.	61	28,678
Hiwin Technologies Corp.	2,020	14,650
WEG SA	2,955	17,948

Total Machinery		97,105

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Marine - 0.2%
Evergreen Marine Corp. (Taiwan) Ltd.	26,000	$14,250	*
MISC Berhad	10,200	17,606

Total Marine		31,856

Road & Rail - 0.0%
Localiza Rent A Car SA	1	6

Transportation Infrastructure - 1.4%
Adani Ports and Special Economic Zone Ltd.	3,433	21,237
Beijing Capital International Airport Co., Ltd., Class H Shares	8,000	12,598
CCR SA	2,934	16,070
China Merchants Port Holdings Co., Ltd.	4,000	12,572
COSCO SHIPPING Ports Ltd.	8,000	9,792
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	2,476	28,328
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	1,419	30,170
International Container Terminal Services Inc.	6,270	13,271
Malaysia Airports Holdings Berhad	8,000	16,350
OHL Mexico SAB de CV	8,200	10,640
Promotora y Operadora de Infraestructura SAB de CV	1,061	11,640
TAV Havalimanlari Holding AS	1,421	8,608
Westports Holdings Berhad	9,800	8,538
Zhejiang Expressway Co., Ltd., Class H Shares	10,000	12,483

Total Transportation Infrastructure		212,297

TOTAL INDUSTRIALS		1,289,677

INFORMATION TECHNOLOGY - 3.6%
Electronic Equipment, Instruments & Components - 0.2%
Hon Hai Precision Industry Co., Ltd.	6,300	24,515

Internet Software & Services - 1.7%
Alibaba Group Holding Ltd., ADR	600	92,970	*
Baidu Inc., ADR	200	45,270	*
Tencent Holdings Ltd.	3,200	128,397

Total Internet Software & Services		266,637

IT Services - 1.0%
Cielo SA	6,188	51,792
HCL Technologies Ltd.	1,037	14,397
Infosys Ltd.	3,534	55,915
Tata Consultancy Services Ltd.	804	31,269

Total IT Services		153,373

Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc.	134	7,903
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	56,830

Total Semiconductors & Semiconductor Equipment		64,733

Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co., Ltd.	22	47,379

TOTAL INFORMATION TECHNOLOGY		556,637

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
MATERIALS - 9.8%
Chemicals - 2.8%
Asian Paints Ltd.	1,030	$18,673
Formosa Chemicals & Fibre Corp.	6,000	18,082
Formosa Plastics Corp.	8,000	24,004
Grupa Azoty SA	480	9,398
Indorama Ventures PCL	6,600	7,388
Indorama Ventures PCL	6,500	7,276	(a)
LG Chem Ltd.	43	12,604
Lotte Chemical Corp.	40	13,190
Mexichem SAB de CV	4,026	11,488
Nan Ya Plastics Corp.	6,000	15,102
Petkim Petrokimya Holding AS	14,654	26,773
Petronas Chemicals Group Berhad	100,400	162,976
PhosAgro PJSC, Registered Shares, GDR	893	12,323
PTT Global Chemical PCL	7,900	17,034
PTT Global Chemical PCL	800	1,725	(a)
Sasol Ltd.	980	29,523
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	64,000	36,380
UPL Ltd.	1,123	15,324

Total Chemicals		439,263

Construction Materials - 3.0%
Ambuja Cements Ltd.	3,530	14,475
Anhui Conch Cement Co., Ltd., Class H Shares	17,000	62,900
Cementos Argos SA	5,193	20,695
Cemex SAB de CV	34,738	33,562	*
China National Building Material Co., Ltd., Class H Shares	40,000	24,428
Grasim Industries Ltd.	611	10,174
Grupo Argos SA	3,071	22,090
PT Indocement Tunggal Prakarsa Tbk	87,800	115,318
PT Semen Indonesia (Persero) Tbk	146,500	109,402
Shree Cement Ltd.	64	18,711
Siam Cement PCL, Registered Shares	1,500	22,809
Ultratech Cement Ltd.	175	11,086

Total Construction Materials		465,650

Metals & Mining - 3.5%
Alrosa PAO	18,374	25,783	*
Aluminum Corp. of China Ltd., Class H Shares	56,000	35,131	*
Compania de Minas Buenaventura SA, ADR	1,670	20,441
Eregli Demir ve Celik Fabrikalari TAS	36,147	80,524
Grupo Mexico SAB de CV, Series B Shares	8,957	29,156
Hindalco Industries Ltd.	5,029	17,254
Hyundai Steel Co.	239	13,391
Industrias Penoles SAB de CV	450	11,046
Jastrzebska Spolka Weglowa SA	599	13,790	*
Jiangxi Copper Co., Ltd., Class H Shares	22,000	40,165
JSW Steel Ltd.	4,721	16,264
KGHM Polska Miedz SA	914	31,087
Korea Zinc Co., Ltd.	26	11,466

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
MMC Norilsk Nickel PJSC	396	$59,344	*
Novolipetsk Steel PJSC	7,630	16,047
POSCO	90	26,701
Severstal PAO	653	9,105	*
Southern Copper Corp.	773	30,410
Vale SA	1,541	15,468
Vedanta Ltd.	4,984	21,719
Zijin Mining Group Co., Ltd., Class H Shares	80,000	28,986

Total Metals & Mining		553,278

Paper & Forest Products - 0.5%
Empresas CMPC SA	7,567	19,331
Mondi Ltd.	553	14,359
Nine Dragons Paper Holdings Ltd.	24,000	35,766
Sappi Ltd.	1,179	7,811

Total Paper & Forest Products		77,267

TOTAL MATERIALS		1,535,458

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Fortress Income Fund Ltd.	6,858	19,879
Fortress Income Fund Ltd., Class A Shares	9,262	12,390
Growthpoint Properties Ltd.	18,507	34,799
Hyprop Investments Ltd.	2,272	20,377
Redefine Properties Ltd.	45,019	36,791
Resilient REIT Ltd.	2,467	24,530

Total Equity Real Estate Investment Trusts (REITs)		148,766

Real Estate Management & Development - 3.5%
Ayala Land Inc.	103,000	85,731
BR Malls Participacoes SA	6,600	27,938
China Evergrande Group	18,000	50,123	*
China Overseas Land & Investment Ltd.	18,000	61,069
China Resources Land Ltd.	12,000	38,562
China Vanke Co., Ltd., Class H Shares	6,000	17,706
Country Garden Holdings Co., Ltd.	23,000	32,156
Fullshare Holdings Ltd.	32,500	12,982	*
Guangzhou R&F Properties Co., Ltd., Class H Shares	7,600	13,583
Longfor Properties Co., Ltd.	7,000	17,583
Megaworld Corp.	135,000	12,842
Multiplan Empreendimentos Imobiliarios SA	600	13,831
NEPI Rockcastle PLC	1,822	24,270	*
Robinsons Land Corp.	21,500	10,950
Shimao Property Holdings Ltd.	7,000	13,963
Sino-Ocean Group Holding Ltd.	24,500	13,707
SM Prime Holdings Inc.	118,700	82,097
Sunac China Holdings Ltd.	9,000	23,967

Total Real Estate Management & Development		553,060

TOTAL REAL ESTATE		701,826

TELECOMMUNICATION SERVICES - 13.0%
Diversified Telecommunication Services - 4.0%
Bharti Infratel Ltd.	5,697	35,527
China Telecom Corp., Ltd., Class H Shares	40,000	19,051
China Unicom (Hong Kong) Ltd.	16,000	23,229	*
Chunghwa Telecom Co., Ltd.	22,000	74,316
KT Corp.	402	12,501
KT Corp., ADR	700	12,733
LG Uplus Corp.	2,345	34,891
PT Telekomunikasi Indonesia Persero Tbk	774,400	272,586
PT Tower Bersama Infrastructure Tbk	30,700	15,553
Rostelecom PJSC	18,927	20,883	*
Telekom Malaysia Berhad	11,900	17,677
Telkom South Africa SOC Ltd.	2,405	11,871
True Corp. PCL	110,300	18,728	*
True Corp. PCL	109,348	18,566	*(a)
Turk Telekomunikasyon AS	15,824	32,598	*

Total Diversified Telecommunication Services		620,710

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 9.0%
Advanced Info Service PCL	14,900	$83,060
Advanced Info Service PCL, Registered Shares	11,700	65,222	(a)
America Movil SAB de CV, Series L Shares	120,878	106,806
Axiata Group Berhad	37,000	40,012
Bharti Airtel Ltd.	12,079	79,081
China Mobile Ltd.	19,000	203,724
DiGi.Com Berhad	42,000	47,086
Far EasTone Telecommunications Co., Ltd.	10,000	24,176
Globe Telecom Inc.	1,495	62,692
Idea Cellular Ltd.	12,120	17,448
Maxis Berhad	30,700	40,513
Mobile TeleSystems PJSC, ADR	9,900	84,843
MTN Group Ltd.	12,378	111,290
PLDT Inc.	3,740	121,331
PT XL Axiata Tbk	48,400	12,205	*
Sistema PJSC FC, Registered Shares, GDR	4,207	16,828
SK Telecom Co., Ltd.	376	93,408
Taiwan Mobile Co., Ltd.	10,000	35,767
Tim Participacoes SA	6,859	23,403
Turkcell Iletisim Hizmetleri AS	23,798	86,960
Vodacom Group Ltd.	3,571	48,251

Total Wireless Telecommunication Services		1,404,106

TOTAL TELECOMMUNICATION SERVICES		2,024,816

UTILITIES - 6.5%
Electric Utilities - 3.4%
Enel Americas SA	96,051	19,397
Enel Chile SA	89,429	9,751
Korea Electric Power Corp.	2,760	109,877
PGE Polska Grupa Energetyczna SA	28,026	102,104
RAO UES PJSC	1,138,000	71,670	*
RusHydro PJSC	3,513,000	45,289
Tata Power Co., Ltd.	16,559	21,166
Tauron Polska Energia SA	38,083	40,352	*
Tenaga Nasional Berhad	34,600	114,108

Total Electric Utilities		533,714

Gas Utilities - 1.2%
China Gas Holdings Ltd.	12,000	29,037
China Resources Gas Group Ltd.	8,000	30,317
ENN Energy Holdings Ltd.	6,000	40,751
GAIL India Ltd.	6,472	37,969
Korea Gas Corp.	342	15,342	*
Petronas Gas Berhad	5,800	25,386

Total Gas Utilities		178,802

Independent Power and Renewable Electricity Producers - 1.3%
CGN Power Co., Ltd., Class H Shares	86,000	23,562
China Longyuan Power Group Corp., Ltd., Class H Shares	24,000	17,576
China Power International Development Ltd.	22,000	7,549
China Resources Power Holdings Co., Ltd.	12,000	22,891
Colbun SA	42,637	9,974
Enel Generacion Chile SA	15,743	12,259
Engie Brasil Energia SA	1,386	15,556
Huaneng Power International Inc., Class H Shares	32,000	22,574
Huaneng Renewables Corp., Ltd., Class H Shares	32,000	9,751
NTPC Ltd.	22,987	58,783

Total Independent Power and Renewable Electricity Producers		200,475

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Multi-Utilities - 0.1%
YTL Corp. Berhad	39,600	$12,949
YTL Power International Berhad	29,700	9,711

Total Multi-Utilities		22,660

Water Utilities - 0.5%
Aguas Andinas SA, Class A Shares	16,291	10,279
Beijing Enterprises Water Group Ltd.	32,000	26,589
Companhia de Saneamento Basico do Estado de Sao Paulo	1,768	19,022
Guangdong Investment Ltd.	20,000	28,166

Total Water Utilities		84,056

TOTAL UTILITIES		1,019,707

TOTAL COMMON STOCKS (Cost - $13,384,507)		15,199,144

PREFERRED STOCKS - 1.5%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
Lojas Americanas SA	2,503	12,578

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Embotelladora Andina SA, Class B Shares	3,096	14,103

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA	6,023	25,669	*

FINANCIALS - 0.6%
Banks - 0.6%
Banco Bradesco SA	2,063	19,973
Bancolombia SA	1,837	20,116
Grupo Aval Acciones y Valores SA	29,701	13,129
Itau Unibanco Holding SA	1,790	21,423
Itausa - Investimentos Itau SA	5,378	15,953

TOTAL FINANCIALS		90,594

MATERIALS - 0.3%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B Shares	612	25,089

Metals & Mining - 0.2%
Vale SA	2,716	25,406

TOTAL MATERIALS		50,495

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Brasil SA	2,339	35,036

TOTAL PREFERRED STOCKS (Cost - $163,091)		228,475

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $13,547,598)		15,427,619

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $51,513)	0.938%	51,513	$51,513

TOTAL INVESTMENTS - 99.3% (Cost - $13,599,111#)			15,479,132
Other Assets in Excess of Liabilities - 0.7%			101,787

TOTAL NET ASSETS - 100.0%			$15,580,919

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Value is less than $1.

(c)	Security is valued using significant unobservable inputs (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

At July 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini MSCI Emerging Markets Index Futures	2	9/17	$100,470	$106,450	$5,980

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Emerging Markets Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity securities in emerging markets and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant

Notes to Schedule of Investments (unaudited) (continued)

and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,787,799	$122,333	—		$1,910,132
Consumer Staples	1,640,263	31,854	$0	*	1,672,117
Energy	1,216,566	23,202	—		1,239,768
Financials	2,395,980	30,603	—		2,426,583
Materials	1,526,457	9,001	—		1,535,458
Telecommunication Services	1,941,028	83,788	—		2,024,816
Other Common Stocks	4,390,270	—	—		4,390,270
Preferred Stocks	228,475	—	—		228,475

Total Long-Term Investments	15,126,838	300,781	0	*	15,427,619

Short-Term Investments†	51,513	—	—		51,513

Total Investments	15,178,351	300,781	0	*	15,479,132

Other Financial Instruments:
Futures Contracts	5,980	—	—		5,980

Total	$15,184,331	$300,781	$0	*	$15,485,112

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2017, securities valued at $11,789,360 were transferred from Level 2 to Level 1 within the fair value hierarchy because fair value procedures were applied on October 31, 2016, when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,116,884
Gross unrealized depreciation	(236,863)

Net unrealized appreciation	$1,880,021

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2017